Note 22 Maturity of future payment obligations (Details) € in Millions	Dec. 31, 2024 EUR (€)
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 1,467
Not later than one year [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	175
Later than one year and not later than three years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	285
Later than three years and not later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	239
Later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 768